Label	Element	Value
Innovator Emerging Markets Power Buffer ETF™ - April | iShares MSCI Emerging Markets ETF, Expiration: 03/31/2027; Exercise Price: $0.57 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	103.10%
Innovator Emerging Markets Power Buffer ETF™ - April | iShares MSCI Emerging Markets ETF, Expiration: 03/31/2027; Exercise Price: $56.79 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.60%
Innovator Emerging Markets Power Buffer ETF™ - April | iShares MSCI Emerging Markets ETF, Expiration: 03/31/2027; Exercise Price: $48.27 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.90%)
Innovator Emerging Markets Power Buffer ETF™ - April | iShares MSCI Emerging Markets ETF, Expiration: 03/31/2027; Exercise Price: $70.53 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(6.00%)